Share-based compensation (Detail Textuals) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 01, 2019 shares	Jan. 16, 2018 $ / shares shares	Sep. 30, 2018 CNY (¥)	Aug. 31, 2018 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2018 $ / shares	Dec. 31, 2017 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation					$ 9,307	¥ 64,796	¥ 106,571	¥ 40,719
Unrecognized non-employee share-based compensation expenses related to unvested restricted shares expected to vest					$ 5,810				¥ 40,445
Weighted average expected life					9 months 18 days	9 months 18 days
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted				3,300,000
Option exercised					0	0
Restricted share exercised					14,278	14,278
Share incentive plan term				10 years
Share Incentive Plan 2018 [Member] | April 1 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted	1,972,951
Restricted shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share exercised					71,390	71,390	131,000
Restricted shares | Directors and executives
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares granted		131,000
Fair value of shares granted | $ / shares		$ 134.42
Share-based compensation | ¥						¥ 17,610
Stock appreciation rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation					$ 3,858	¥ 26,858	¥ 88,961	¥ 40,719
Percentage of stock appreciation rights equity interest							2.13%	2.72%
Exercisable period							5 years	5 years
Share-based compensation arrangement by share-based payment award plan modification | ¥ / shares						¥ 216.43
Share-based compensation arrangement by share-based payment award plan modification reclassified liability additional paid in capital | ¥			¥ 106,465
Weighted average grant-date fair value of Restricted Shares | $ / shares										$ 148.37	$ 134.42
Stock appreciation rights | Stock appreciation rights subject to vesting second anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights vesting percentage					33.00%	33.00%
Stock appreciation rights | Stock appreciation rights subject to vesting third anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights vesting percentage					33.00%	33.00%
Stock appreciation rights | Stock appreciation rights subject to vesting fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock appreciation rights vesting percentage					34.00%	34.00%
Employee Stock Option [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					1,901,561	1,901,561
Restricted Stock Units (RSUs) [Member] | Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					71,390	71,390